Related party transactions and balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Interest expense on lines of credit payable to the CEO and the VP of the Company	$ 1,644,027	$ 1,596,667	$ 1,402,187
Interest expense on promissory notes issued to relatives of the CEO of the Company	328,073	324,586	316,504
Interest expenses on loan payable to KWC	159,696	23,315
Accrued borrowing costs (recorded in interest expense) on loan payable to KWC	150,010	72,834
Interest expense related to the grant and/or the modification of stock options held by the CEO and the VP of the Company related to financing provided		4,004,906	1,287,834
Interest expense related to stock options granted to the VP of the Company related to the increase of the borrowing limit of a line of credit			2,137,286
Consulting fees to the CEO of the Company accrued on the line of credit available to the Company		124,800	249,600
Salary and bonus paid to the CEO of the Company	249,600	274,800
Bonus to a director of the Company settled with issuance of ordinary shares		40,000
Salary for services to the VP of the Company	44,671	43,532	33,427
Salary for services as Secretary and Chief Legal Counsel of the Company	8,934	8,706
Selling, general and administrative expenses related to stock options granted to the Chief Legal Counsel of the Company	84,528	304,291
Loss on settlement of debt to a relative of the CEO of the Company			16,800
Consulting fees to a relative of the CEO of the Company	130,000
Rent paid to a company controlled by the VP and immediate family members		20,206	24,390
Stock options vested to members of the Board of Directors and related parties of the Company	$ 226,329	$ 26,146	$ 304,692